FAIR VALUE MEASUREMENTS - Fair value hierarchy for assets and liabilities measured at fair value (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ (105,670)
Total	$ 3,190	(91,902)
Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 3,190	13,768
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		(105,670)
Total		$ (105,670)